UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number: 811-8255

                              THE WORLD FUNDS, INC.
                            ------------------------
              (Exact name of registrant as specified in charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
             -------------------------------------------------------
              (Address of  principal executive offices) (Zip code)

                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                         -----------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (800) 527-9525

                   Date of fiscal year end: September 30

                  Date of reporting period: March 31, 2007

ITEM 1.  Reports to Shareholders.

Dear Shareholder:

We are pleased to report on the first six months of operation of the Osprey Concentrated Large Cap Value Equity Fund. By employing an intensive bottom-up research approach focused on individual company fundamentals, the Fund seeks to own approximately 20-25 undervalued, financially strong, well managed companies, while attempting to minimize market and business risks. While the Fund has only been in existence for some 8-plus months (as of the date of this letter), the Fund's investment adviser, Osprey Partners Investment Management LLC, has successfully employed and offered this investment strategy for over four years.

The six months ended March 31, 2007 provided excellent stock market returns. Osprey Concentrated Large Cap Value Equity Fund returned 8.1% for the period versus 7.7% for the Standard & Poor's 500 index and 9.3% for the Russell 1000 Value index. Sector returns were strong and broad based for this period with only one sector (Health Technology) within the Russell 1000 Value index showing negative returns while over half of all sectors posted double digit returns. Strong corporate profit growth, a healthy labor market, stable interest rates, and reasonably stable energy prices were all contributing factors to the rewarding returns.

Looking ahead, we remain positive on the markets, however with somewhat more caution. The housing market slowdown has been exacerbated by the sub-prime mortgage debacle that has recently unfolded. On top of this, the consumer is now faced once again with $3 plus per gallon gasoline. While it never seems to be a good idea to bet against the U.S. consumer during periods of strong employment, we do worry that at some point the consumer will take a spending break. Therefore, for the balance of the year we believe that the markets will be choppy and that our shareholders will be well served by the bottom-up stock selection approach utilized in our Concentrated investment strategy.

We wish to thank all of our "early on" shareholders for their support and we promise to work hard to reward your continued confidence in the Fund.

                                    Sincerely,

                                    Osprey Partners Investment Management, LLC

                                      1

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                       Fund Expenses Example (Unaudited)

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 2, 2006 (commencement of operations) and held for the period ended March 31, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------------------------------
                          Beginning Account Value            Ending           Expenses Paid During the
                              October 1, 2006       Account Value March 31,   Period* October 2, 2006
                                                              2007             through March 31, 2007
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,081.10                    $--
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,025.00                    $--
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year. Please see Note 2 to the Financial Statements for further information regarding the Fund's expenses.

                                      2

Portfolio Holdings, by Sector, as Percentage of Net Assets

 LOGO

                                      3

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                March 31, 2007
                                  [unaudited]

        Number                                      % of Total   Market
        of Shares Security Description              Investments  Value
        --------- --------------------              ----------- --------

                  COMMON STOCK:                        97.36%

                  CONSUMER DISCRETIONARY:              13.36%
            670   Abercrombie & Fitch Co. "Class A"             $ 50,706
            670   Gannett Co. Inc.                                37,714
          1,570   Jarden Corp.*                                   60,131
            900   Rent-A-Center Inc.*                             25,182
                                                                --------
                                                                 173,733
                                                                --------

                  ENERGY:                               3.02%
            480   Transocean Inc.*                                39,216
                                                                --------

                  FINANCIAL SERVICES:                  33.19%
            850   Ace Limited                                     48,501
            930   American International Group Inc.               62,515
          1,210   Bank of America Corp.                           61,734
            580   Capital One Financial Corp.                     43,767
          1,190   Citigroup Inc.                                  61,095
          1,130   Fannie Mae                                      61,675
            770   MBIA Inc.                                       50,427
            510   Merrill Lynch & Co., Inc.                       41,652
                                                                --------
                                                                 431,366
                                                                --------

                  HEALTHCARE:                           6.28%
            930   GlaxoSmithKline plc ADR                         51,392
          1,200   Pfizer Inc.                                     30,312
                                                                --------
                                                                  81,704
                                                                --------

                  INTEGRATED OILS:                      7.97%
            690   Chevron Corp.                                   51,032
            770   ConocoPhillips                                  52,630
                                                                --------
                                                                 103,662
                                                                --------

                                      4

    Number                                           % of Total    Market
    of Shares Security Description                   Investments   Value
    --------- --------------------                   ----------- ----------

              MATERIALS/PROCESSING:                      9.43%
      1,020   Dow Chemical Company                               $   46,777
        780   E.I. du Pont de Nemours & Co.                          38,555
        530   PPG Industries, Inc.                                   37,264
                                                                 ----------
                                                                    122,596
                                                                 ----------

              PRODUCER DURABLES:                        16.04%
       1100   Empresa Brasileira de Aeronautica S.A.                 50,446
        960   Ingersoll-Rand Company Ltd Class A                     41,635
      2,950   Nokia Corp. ADR                                        67,614
        780   WESCO International, Inc.*                             48,968
                                                                 ----------
                                                                    208,663
                                                                 ----------

              TECHNOLOGY:                                4.05%
      2,725   Ingram Micro Inc. Class A*                             52,620
                                                                 ----------

              UTILITIES:                                 4.02%
      1,380   Verizon Communications Inc.                            52,330
                                                                 ----------

              TOTAL INVESTMENTS:
              (Cost: $1,216,993)                        97.36%   $1,265,890
              Other assets, net of liabilities           2.64%       34,360
                                                       ------    ----------

              NET ASSETS                               100.00%   $1,300,250
                                                       ======    ==========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

                                      5

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $1,216,993) (Note 1)                                  $1,265,890
 Cash                                                                                                9,299
 Dividends receivable                                                                                1,572
 Receivable for capital stock sold                                                                     281
 Interest receivable                                                                                   142
 Prepaid expenses                                                                                   15,052
 Due from advisor (Note 2)                                                                          21,132
                                                                                                ----------
     TOTAL ASSETS                                                                                1,313,368
                                                                                                ----------

LIABILITIES
 Payable for investments purchased                                                                   3,754
 Accrued administration fees                                                                         1,972
 Accrued professional fees                                                                           1,815
 Other accrued expenses                                                                              5,577
                                                                                                ----------
     TOTAL LIABILITIES                                                                              13,118
                                                                                                ----------

NET ASSETS                                                                                      $1,300,250
                                                                                                ==========

 Net Assets Consist Of:
 Paid-in-capital applicable to 80,663 $0.01 par value shares of beneficial interest outstanding $1,239,338
 Undistributed net investment income (loss)                                                          5,316
 Accumulated net realized gain (loss) on investments                                                 6,699
 Net unrealized appreciation/(depreciation) on investments                                          48,897
                                                                                                ----------
 Net Assets                                                                                     $1,300,250
                                                                                                ==========

NET ASSET VALUE PER SHARE
 ($1,300,250 / 80,663 shares outstanding; 25,000,000 shares authorized)                         $    16.12
                                                                                                ==========

See Notes to Financial Statements

                                      6

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF OPERATIONS

Period ended March 31, 2007* (Unaudited)
--------------------------------------------------------------------------------

  INVESTMENT INCOME
   Dividend income                                            $9,793
   Interest income                                               765
                                                              ------
     Total investment income                                         $ 10,558
                                                                     --------

  EXPENSES
   Investment advisory fees (Note 2)                          $3,730
   Accounting fees (Note 2)                                    4,932
   Custody fees                                                1,480
   Administrative services (Note 2)                            9,862
   Transfer agent fees (Note 2)                                9,862
   Professional fees                                           9,686
   Registration fees (Note 2)                                  2,144
   Directors fees                                              5,495
   Compliance fees                                             2,597
   Insurance                                                   1,726
   Shareholder services & reports (Note 2)                     5,918
   Miscellaneous                                               5,719
                                                              ------
     Total expenses                                                    63,151
                                                                     --------
     Management fee waivers and expenses reimbursed (Note 2)          (63,151)
                                                                     --------
     Net expenses                                                          --
                                                                     --------
   Net investment income (loss)                                        10,558
                                                                     --------

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                              6,699
   Net unrealized appreciation on investments                          48,897
                                                                     --------
   Net realized and unrealized gain (loss) on investments              55,596
                                                                     --------
   Increase in net assets from operations                            $ 66,154
                                                                     ========

*  Commencement of operations was October 2, 2006.

See Notes to Financial Statements

                                      7

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Period ended
                                                                         March 31, 2007*
                                                                           (Unaudited)
                                                                         ---------------
Increase (Decrease) in Net Assets
OPERATIONS
 Net investment income (loss)                                              $   10,558
 Net realized gain (loss) on investments                                        6,699
 Change in unrealized appreciation on investments                              48,897
                                                                           ----------
 Increase in net assets from operations                                        66,154
                                                                           ----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                         (5,242)
                                                                           ----------
 Decrease in net assets from distributions                                     (5,242)
                                                                           ----------

CAPITAL SHARE TRANSACTIONS (Note 5)
 Shares sold                                                                1,234,096
 Distributions reinvested                                                       5,242
                                                                           ----------
 Increase in net assets from capital share transactions                     1,239,338
                                                                           ----------

NET ASSETS
 Increase during period                                                     1,300,250
 Beginning of period                                                                0
                                                                           ----------
 End of period (including undistributed net investment income of $5,316)   $1,300,250
                                                                           ==========

*  Commencement of operations was October 2, 2006

See Notes to Financial Statements

                                      8

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             Period ended
                                                            March 31, 2007*
                                                              (Unaudited)
                                                            ---------------
    NET ASSET VALUE
    Beginning of period                                         $15.00
                                                                ------
    Investment activities
     Net investment income (loss)                                 0.13
     Net realized and unrealized gain (loss) on investments       1.09
                                                                ------
     Total from investment activities                             1.22
                                                                ------
    Distributions
     Net investment income                                       (0.10)
                                                                ------
     Total distributions                                         (0.10)
                                                                ------
    Net Asset Value, end of period                              $16.12
                                                                ======
    Total Return                                                  8.11%
                                                                ======
    Ratios/Supplemental Data
    Ratio to average net assets/(A)/
     Expenses net/(B)/                                            0.00%**
     Net investment income (loss)                                 2.27%**
    Portfolio turnover rate                                       7.94%
    Net assets, end of period (000's)                           $1,300

* Commencement of operations was October 2, 2006
**Annualized
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 13.57% for the period ended March 31, 2007.
/(B)/Expense ratio--net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

                                      9

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Osprey Concentrated Large Cap Value Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on October 2, 2006 as a series of TWF which has allocated to the Fund 50,000,000 (Class I: 25,000,000; Class P:
25,000,000) of its 1,050,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to provide long-term growth of capital by investing in a non-diversified portfolio consisting primarily in the common stocks of companies that the Fund's investment adviser believes are undervalued.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after June 29, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial

                                      10

statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Osprey Partners Investment Management, LLC ("Osprey") provides investment services for an annual fee of 0.80% on the average daily net assets of the Fund. Osprey has contractually agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares does not exceed 1.49% through September 30, 2008. In addition, Osprey has voluntarily agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares is 0.00%. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the period ended March 31, 2007, Osprey earned and waived $3,730 in advisory fees and reimbursed expenses of $59,421. As of March 31, 2007, $21,132 was due from the advisor, which was paid in June, 2007.

      Osprey may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to Osprey with respect to any waivers, reductions, and payments made with respect to the Fund under its contractual expense limitation agreement. The total amount of recoverable reimbursements as of March 31, 2007 was $56,215 and expires March, 2010.

                                      11

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the period ended March 31, 2007. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended March 31, 2007, there were no CDSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $2,144 of filing and registration fees expense incurred and the $5,918 of shareholder services and reports expense incurred, CSS received $765 and $455, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets on the first $75 million and 0.07% of average daily net assets in excess of $75 million, with a $20,000 annual minimum. CSS received $9,862 for its services for the period ended March 31, 2007.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $9,862 for its services for the period ended March 31, 2007.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA received $4,932 for its services for the period ended March 31, 2007.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended March 31, 2007, aggregated $1,284,335 and $74,041, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the period ended March 31, 2007 were as follows:

                                                      Period ended
                                                     March 31, 2007
                                                      (Unaudited)
                                -                    --------------
             Distributions paid from ordinary income     $5,242
                                                         ======

                                      12

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Summary of capital stock transactions for each class of shares were:

                                             Period ended
                                            March 31, 2007*
                                              (Unaudited)
                                           -----------------
                                           Shares   Value
                                           ------ ----------
                   Shares sold             80,340 $1,234,096
                   Shares reinvested          323      5,242
                                           ------ ----------
                   Net increase (decrease) 80,663 $1,239,338
                                           ====== ==========

*  Commencement of operations was October 2, 2006.

                                      13

Osprey Concentrated Large Cap Value Equity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

      At a meeting of the Board of Directors of the Company (the "Board") held on September 15, 2006 (the "Meeting"), the Board, including the directors of the Company who are not "interested persons" of the Company, as that term is defined in the 1940 Act (the "Independent Directors"), unanimously approved an investment advisory agreement ("Advisory Agreement") between the Company, on behalf of the Fund, and Osprey Partners Investment Management, LLC (the "Adviser"), for its initial term.

      In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser;
(iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

      (i) The nature, extent and quality of services provided by the Adviser. The Board reviewed the services that the Adviser would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund's investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Fund. Additionally, representatives from the Adviser joined the meeting and provided the Board with a presentation regarding, among other things, the Adviser's financial condition, profitability and ownership structure. The Board considered and discussed, among other things, the Adviser's history and processes, as well as the Adviser's operations, trading, administrative and compliance staff and resources. On this basis, the Board

                                      14

concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

      (ii) Investment performance of the Fund and the Adviser. The Board considered and discussed the Adviser's investment performance, objectives in launching the Fund and the Adviser's concentrated large cap value strategy, noting that the strategy is ranked in the top quartile in all categories. While the Fund is new and therefore has no performance history, on the basis of the Board's assessment of the Adviser's investment performance and the nature, extent and quality of advisory services to be provided or procured by the Adviser, the Board concluded that the Adviser is capable of generating a level of investment performance that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with many other investment companies.

      (iii) Consideration of advisory fee; Cost of advisory services and level of profitability of the Adviser from the relationship with the Fund. Next, the Board considered the level of advisory fees to be paid by the Fund and the profitability of the Adviser. In reviewing the proposed advisory fee, the Board considered fees paid by other funds of comparable size and investment objective, noting that the advisory fee to be received by the Adviser was comparable to and competitive with fees charged to those funds. Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund were generally consistent with industry averages and otherwise fair and reasonable in light of services provided and the Fund's current asset level.

      (iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect such economies of scale. Although the Advisory Agreement does not provide for breakpoints in the advisory fee should Fund assets meaningfully grow, the Board concluded that the advisory fees appropriately reflect the Fund's expected size, the Adviser's current economic environment and the competitive nature of the investment company market. The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement, given that economies of scale would not likely be realized during the initial term of the Advisory Agreement and given that fee levels under the Advisory Agreement could be revisited if economies of scale materialized.

      (v) Other considerations. The Board also determined that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser's expense limitation and fee waiver arrangement with the Fund, which could result in the Adviser waiving a substantial amount of the advisory fee for the benefit of shareholders.

      After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees, that were fair and reasonable to the Fund. The Board, including a majority of the Independent Directors of the Company, unanimously approved the Advisory Agreement for an initial term of two years.

                                      15

Investment Adviser:

   Osprey Partners Investment Management, LLC
     Shrewsbury Executive Center II
     1040 Broad Street
     Shrewsbury, New Jersey 07702

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Osprey's Transfer Agent:

   Fund Services, Inc.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                      Semi-Annual Report to Shareholders

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

 For the Period October 2, 2006 (commencement of operations) through March 31,
                                     2007

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:


     Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date:  June 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: June 8, 2007